Commissions Expense	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Commissions Expense
32.	COMMISSIONS EXPENSE

Description	12/31/2020	12/31/2019	12/31/2018
Commissions related to debt securities			606
Commissions related to trading and foreign exchange transactions	117,519	209,142	102,926
Commissions paid ATM exchange	1,263,086	1,057,785	818,625
Checkbooks commissions and compensating cameras	404,450	453,612	449,593
Commissions credit cards and foreign trade	262,237	471,253	575,999

	2,047,292	2,191,792	1,947,749